FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Fair value measurement of assets
The Company’s fair value of financial assets and liabilities were as follows:

	December 31, 2017
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$664.1	$664.1	$—	$—	$664.1
Restricted cash	24.5	24.5	—	—	24.5
Short-term investments	127.2	127.2	—	—	127.2
Marketable securities and warrants	24.2	18.8	5.4	—	24.2
Bond fund investments	1.9	1.9	—	—	1.9
Derivatives
Currency contracts	9.7	—	9.7	—	9.7
Crude oil contracts	8.8	—	8.8	—	8.8
Embedded derivative	6.8	—	6.8	—	6.8
	$867.2	$836.5	$30.7	$—	$867.2
Liabilities
Derivatives
Currency contracts	$—	$—	$—	$—	$—
Long-term debt - 7% Senior Notes	(400.0)	(413.9)	—	—	(413.9)
	$(400.0)	$(413.9)	$—	$—	$(413.9)

	December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$652.0	$652.0	$—	$—	$652.0
Restricted cash	110.7	110.7	—	—	110.7
Marketable securities and warrants	21.9	17.0	4.9	—	21.9
Bond fund investments	5.9	5.9	—	—	5.9
Derivatives
Currency contracts	2.3	—	2.3	—	2.3
Crude oil contracts	6.2	—	6.2	—	6.2
	$799.0	$785.6	$13.4	$—	$799.0
Liabilities
Derivatives
Currency contracts	$(2.0)	$—	$(2.0)	$—	$(2.0)
Long-term debt - 6.75% Senior Notes	(485.1)	(474.0)	—	—	(474.0)
	$(487.1)	$(474.0)	$(2.0)	$—	$(476.0)

Fair value measurement of liabilities
The Company’s fair value of financial assets and liabilities were as follows:

	December 31, 2017
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$664.1	$664.1	$—	$—	$664.1
Restricted cash	24.5	24.5	—	—	24.5
Short-term investments	127.2	127.2	—	—	127.2
Marketable securities and warrants	24.2	18.8	5.4	—	24.2
Bond fund investments	1.9	1.9	—	—	1.9
Derivatives
Currency contracts	9.7	—	9.7	—	9.7
Crude oil contracts	8.8	—	8.8	—	8.8
Embedded derivative	6.8	—	6.8	—	6.8
	$867.2	$836.5	$30.7	$—	$867.2
Liabilities
Derivatives
Currency contracts	$—	$—	$—	$—	$—
Long-term debt - 7% Senior Notes	(400.0)	(413.9)	—	—	(413.9)
	$(400.0)	$(413.9)	$—	$—	$(413.9)

	December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$652.0	$652.0	$—	$—	$652.0
Restricted cash	110.7	110.7	—	—	110.7
Marketable securities and warrants	21.9	17.0	4.9	—	21.9
Bond fund investments	5.9	5.9	—	—	5.9
Derivatives
Currency contracts	2.3	—	2.3	—	2.3
Crude oil contracts	6.2	—	6.2	—	6.2
	$799.0	$785.6	$13.4	$—	$799.0
Liabilities
Derivatives
Currency contracts	$(2.0)	$—	$(2.0)	$—	$(2.0)
Long-term debt - 6.75% Senior Notes	(485.1)	(474.0)	—	—	(474.0)
	$(487.1)	$(474.0)	$(2.0)	$—	$(476.0)